Offsetting Financial Assets and Financial Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Off Setting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 217,493	$ 231,621
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	33,118	40,997
Net amount of financial instruments presented in the Consolidated Balance Sheet	184,375	190,624
Amounts subject to an enforceable master netting agreement	41,657	45,117
Collateral	131,475	135,210
Net Amount	11,243	10,297
Gross amounts of recognized financial instruments before balance sheet netting	174,777	180,802
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	33,118	40,997
Net amount of financial instruments presented in the Consolidated Balance Sheet	141,659	139,805
Amounts subject to an enforceable master netting agreement	41,657	45,117
Collateral	97,920	92,268
Net Amount	2,082	2,420
Derivative Financial Assets [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	59,661	82,219
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	2,665	26,024
Net amount of financial instruments presented in the Consolidated Balance Sheet	56,996	56,195
Amounts subject to an enforceable master netting agreement	34,205	36,522
Collateral	11,678	9,731
Net Amount	11,113	9,942
Securities purchased under reverse repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	157,832	149,402
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	30,453	14,973
Net amount of financial instruments presented in the Consolidated Balance Sheet	127,379	134,429
Amounts subject to an enforceable master netting agreement	7,452	8,595
Collateral	119,797	125,479
Net Amount	130	355
Derivative financial liabilities [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	50,935	77,238
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	2,665	26,024
Net amount of financial instruments presented in the Consolidated Balance Sheet	48,270	51,214
Amounts subject to an enforceable master netting agreement	34,205	36,522
Collateral	12,127	12,571
Net Amount	1,938	2,121
Obligations related to securities sold under repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [Line Items]
Gross amounts of recognized financial instruments before balance sheet netting	123,842	103,564
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	30,453	14,973
Net amount of financial instruments presented in the Consolidated Balance Sheet	93,389	88,591
Amounts subject to an enforceable master netting agreement	7,452	8,595
Collateral	85,793	79,697
Net Amount	$ 144	$ 299